Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Assets
Other Assets

5. Other Assets

Other assets are summarized in the table below.

	September 30,	December 31,
	2013	2012
	(in thousands)

Debt issuance costs	$5,589	$2,282
Prepaid expenses	5,019	3,640
Cash held by community development districts (Note 9)	2,635	3,518
Cash deposits for letters of credit and surety bonds	814	3,857
Investments in unconsolidated joint ventures (Note 6)	—	700
Other	1,966	3,792
Total other assets	$16,023	$17,789

Cash paid for debt issuance costs aggregated $5.6 million and $2.5 million during the nine months ended September 30, 2013 and 2012, respectively.  During such periods, we wrote-off $1.8 million and $2.0 million, respectively, of net debt issuance costs, primarily as a result of our early repayment of debt.

6. Other Assets

        Other assets consist of the following:

	December 31,
	2012	2011
	(In Thousands)
Prepaid expenses	$3,640	$3,910
Cash held by community development districts	3,518	4,780
Cash deposits for letters of credit and surety bonds	3,857	4,177
Debt issuance costs	2,282	1,202
Investment in unconsolidated joint ventures	700	2,631
Other	3,792	2,980

	$17,789	$19,680